Schedule of Rollforwards of Cumulative Credit Losses Recognized in Earnings for Fixed Income Securities Held (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Other than Temporary Impairments [Line Items]
Beginning balance	$ (4,594)	$ (1,173)	$ (568)
Additional credit loss for securities previously other-than-temporarily impaired	(128)	(357)	84
Additional credit loss for securities not previously other-than-temporarily impaired	(2,798)	(4,077)	(1,283)
Reduction in credit loss for securities disposed or collected	4,328	1,013	593
Change in credit loss due to accretion of increase in cash flows			1
Ending balance	$ (3,192)	$ (4,594)	$ (1,173)